Schedule of finance income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest received on bank deposits		£ 1	£ 8
Gain on equity settled derivative financial liability	936		484
Total finance income	936	1	492
Finance expense
Interest expense on lease liabilities	36	20	30
Other loans	8	14	67
Loss on equity settled derivative financial liability		397
Total finance expense	£ 44	£ 431	£ 97